Note 6 - Exploration and Evaluation Assets	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
6.	Exploration and Evaluation Assets

	For the year ended
	November 30,
	2025	2024
	($)	($)

Balance at the beginning of year	56,547	56,815
Mineral rights and property acquired	-	99
Mineral property option payment	-	306
Impairment of exploration and evaluation assets	-	(74)
	56,547	57,146
Change in reclamation estimate	273	80
Foreign currency translation adjustments	1,178	(679)
Balance at the end of year	57,998	56,547

Exploration and evaluation assets on a project basis are as follows:

	November 30,	November 30,
	2025	2024
	($)	($)
La Mina	15,695	15,731
Titiribi	12,531	12,560
Crucero	7,452	7,470
Yellowknife	7,419	7,143
Cachoeira	6,171	5,521
São Jorge	5,199	4,652
Yarumalito	1,733	1,736
Whistler	1,104	1,110
Surubim	254	227
Batistão	234	210
Montes Áureos and Trinta	178	159
Rea	28	28
Total	57,998	56,547

Exploration Expenses

Exploration expenditures on a project basis for the periods indicated are as follows:

	For the year ended
	November 30,
	2025	2024
	($)	($)
Whistler	4,143	8,008
São Jorge	2,559	1,096
Yellowknife	639	84
Titiribi	491	371
Crucero	366	304
La Mina	243	166
Yarumalito	126	291
Rea	39	120
Cachoeira	28	22
Total	8,634	10,462